Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of components of operating lease costs related to operating leases

	Thousands of Yen
	2024	2023	2022
Fixed lease cost (a)	¥913,461	¥893,347	¥866,730
Variable lease cost (b)	40,862	45,410	40,661
Short-term cost	32,324	44,115	19,977
Total	¥986,647	¥982,872	¥927,368

(a)	This includes amounts recoverable from sublessees as fixed sublease income. See the table of sublease income in Subleases below for more details.
(b)	This includes amounts recoverable from sublessees as variable sublease income. See the table of sublease income in Subleases below for more details.

Schedule of supplementary information on cash flow and other information for leasing activities

	Thousands of Yen
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥986,647	¥982,872	¥938,095
Right-of-use assets obtained in exchange for lease liabilities	901,202	931,521	673,468
Weighted average remaining lease term (in years)	3.4	3.7	3.7
Weighted average discount rate	2.32%	2.02%	2.12%

Schedule of maturity analysis of future minimum lease payments under non-cancellable leases

Thousands of Yen
Year ending December 31:
2025	¥815,327
2026	623,949
2027	353,724
2028	200,201
2029	87,892
2030 and thereafter	87,572
Total	2,168,665
Less: Interest component	88,375
Present value of minimum lease payments	¥2,080,290

Schedule of subleases

	Thousands of Yen
	2024	2023	2022
Fixed sublease income	¥294,121	¥344,875	¥429,419
Variable sublease income	14,191	19,492	22,256
Total	¥308,312	¥364,367	¥451,675

Thousands of Yen
Year ending December 31:
2025	¥226,128
2026	147,757
2027	66,350
2028	22,966
2029	11,006
2030 and thereafter	12,679
Total	¥486,886